Audit Information		12 Months Ended
	Aug. 20, 2021	Dec. 31, 2021
Audit Information [Abstract]
Auditor Name	Deloitte LLP	KPMG LLP
Auditor Firm ID	1208	85
Auditor Location	Toronto, Canada	Toronto, ON, Canada